Cover	Dec. 02, 2025
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 02, 2025
Entity File Number	001-42940
Entity Registrant Name	Tailwind 2.0 Acquisition Corp.
Entity Central Index Key	0002076616
Entity Tax Identification Number	00-0000000
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	15 E. Putnam Avenue #291
Entity Address, City or Town	Greenwich
Entity Address, State or Province	CT
Entity Address, Postal Zip Code	06830
City Area Code	(917)
Local Phone Number	882-3724
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one Class A Ordinary Share and one Right
Title of 12(b) Security	Units, each consisting of one Class A Ordinary Share and one Right
Trading Symbol	TDWDU
Security Exchange Name	NASDAQ
Class A Ordinary Shares, par value $0.0001 per share
Title of 12(b) Security	Class A Ordinary Shares, par value $0.0001 per share
Trading Symbol	TDWD
Security Exchange Name	NASDAQ
Rights, each Right to acquire one-tenth (1/10) of one Class A Ordinary Share
Title of 12(b) Security	Rights, each Right to acquire one-tenth (1/10) of one Class A Ordinary Share
Trading Symbol	TDWDR
Security Exchange Name	NASDAQ